Provisions for legal proceedings and contingent liabilities (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Provisions	R$ 781
Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Provisions	R$ 435	R$ 386
Tax Lawsuits [Member] | Non Cumulative P I S And C O F I N S Taxes [Member]
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Description of tax lawsuits	1) Non-cumulative PIS and COFINS taxes: Charges of amounts due to offset of non-cumulative PIS and COFINS tax credits, related to the periods from 2005 to 2010 and from 2012 to 2018, that were not approved by the Federal Revenue Service of Brazil. The lawsuits refer to offsetting statements in amounts that exceeded those declared, freight expenses, acquisition of property, plant and equipment and revenues incorrectly classified.
Provisions	R$ 134	133
Tax Lawsuits [Member] | P I S And C O F I N S Taxes [Member]
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Description of tax lawsuits	2) PIS and COFINS taxes: Charge of debits related to various periods, between 1999 and 2002, arising from insufficient payments of contributions and offset considered undue by the Tax Authority using credit resulting from the addition of 1% to the COFINS rate and PIS credits under Decree-Laws 2,445 and 2,449, whose period of use had allegedly expired. The lawsuits are under legal phase and the Company pledged bank guarantee and performance bonds at their full amount.
Provisions	R$ 89	81
Tax Lawsuits [Member] | Sundry Tax Lawsuits [Member]
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Description of tax lawsuits	3) Sundry tax lawsuits
Provisions	R$ 212	172
Corporate Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Provisions	128	118
Corporate Lawsuits [Member] | Triken S A [Member]
IfrsStatementLineItems [Line Items]
Provisions	R$ 101	95
Description of corporate lawsuits	1) The Company is party to writ of debt filed against it in 1991, currently under appellate phase. Trikem S.A. (“Trikem”), merged into Braskem, received unfavorable decision to distribute remaining profits to the plaintiffs (preferred shareholders) that were non-controlling shareholders.
Corporate Lawsuits [Member] | Sundry Corporate Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Provisions	R$ 27	R$ 23
Description of corporate lawsuits	2) Sundry corporate lawsuits